Prepayments and Other Current Assets	6 Months Ended
Jun. 30, 2025
Prepayments and Other Current Assets [Abstract]
Prepayments and other current assets

Note 6. Prepayments and other current assets

Prepayments and other current assets consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Prepaid expenses to purchase raw materials	$31,316	$28,359
Prepaid consulting fee	13,959	78,090
Other current assets	—	12,839
Loans to a third party*	4,400,000	—
Interest receivable*	133,525	—
Other receivables	—	10,614
Other prepayments	59,200	29,668
Prepayments and other current assets	$4,638,000	$159,570

*	In January 2025, the Company provided two loans to a third party with an aggregate principal amount of $4,400,000. The loans bear interest at an annual rate of 6.30% and mature in one year, with both principal and interest due at maturity.

For the six months ended June 30, 2025 and year ended December 31, 2024, the Company recorded no allowance for other receivable.